INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Patents

	March 31, 2017	December 31, 2016

Patents	$766,569	$754,259
Less: Accumulated amortization	90,260	86,287

	$676,309	$667,972
Patents consists of the following:

	December 31, 2016	December 31, 2015

Patents	$754,259	$690,162
Less: Accumulated amortization	86,287	70,395

	$667,972	$619,767